UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_|  adds new holding entries.

Institutional Manager Filing this Report:

Name:     KSA Capital Management, LLC

Address:  4 Essex Avenue, 4th Floor
          Bernardsville, New Jersey 07924


13F File Number: 028-14083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Daniel Khoshaba
Title:  Managing Member
Phone:  (908) 766-3331


Signature, Place and Date of Signing:

/s/ Daniel Khoshaba          Bernardsville, New Jersey        May 15, 2012
-----------------------    ----------------------------    --------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 29

Form 13F Information Table Value Total: $138,117
                                       (thousands)


List of Other Included Managers:

None

None



                                                  FORM 13F INFORMATION TABLE
                                                 KSA Capital Management, LLC
                                                         March 31, 2012


COLUMN 1                     COLUMN  2        COLUMN 3   COLUMN 4      COLUMN 5      COLUMN 6      COLUMN 7        COLUMN 8

                             TITLE                       VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER               OF CLASS         CUSIP      (x1000)   PRN AMT  PRN CALL  DISCRETION   MNGRS     SOLE    SHARED   NONE
--------------               ---------        ------     --------  -------- --- ----  -----------  ------    -----   -------  -----
ABBOTT LABS                  COM              002824100   2,084     34,300  SH        SOLE                    34,300
AEP INDS INC                 COM              001031103  32,239    926,140  SH        SOLE                   926,140
AMC NETWORKS INC             CL A             00164V103      67      1,500  SH        SOLE                     1,500
AT&T INC                     COM              00206R102   2,925     95,000  SH        SOLE                    95,000
CABLEVISION SYS CORP         CL A NY CABLVS   12686C109   1,356     92,400  SH        SOLE                    92,400
CAMPBELL SOUP CO             COM              134429109   3,249     96,800  SH        SOLE                    96,800
CLOROX CO DEL                COM              189054109   2,488     36,500  SH        SOLE                    36,500
COCA COLA CO                 COM              191216100   2,960     40,000  SH        SOLE                    40,000
CROWN HOLDINGS INC           COM              228368106   5,569    151,207  SH        SOLE                   151,207
DANA HLDG CORP               COM              235825205   4,500    291,350  SH        SOLE                   291,350
DOW CHEM CO                  COM              260543103   2,009     58,000  SH        SOLE                    58,000
EMERSON ELEC CO              COM              291011104   1,967     38,000  SH        SOLE                    38,000
GEO GROUP INC                COM              36159R103     441     23,200  SH        SOLE                    23,200
HASBRO INC                   COM              418056107   5,188    142,700  SH        SOLE                   142,700
HOME DEPOT INC               COM              437076102  11,460    227,781  SH        SOLE                   227,781
JOHNSON & JOHNSON            COM              478160104   2,619     39,700  SH        SOLE                    39,700
KIMBERLY CLARK CORP          COM              494368103   2,025     27,400  SH        SOLE                    27,400
KRAFT FOODS INC              CL A             50075N104   1,748     46,000  SH        SOLE                    46,000
MCDONALDS CORP               COM              580135101   2,453     25,000  SH        SOLE                    25,000
MICROSOFT CORP               COM              594918104   2,838     88,000  SH        SOLE                    88,000
MOTOROLA SOLUTIONS INC       COM NEW          620076307   3,838     75,500  SH        SOLE                    75,500
PEPSICO INC                  COM              713448108   6,471     97,523  SH        SOLE                    97,523
PROCTER & GAMBLE CO          COM              742718109  10,218    153,314  SH        SOLE                   153,314
QUAD / GRAPHICS INC          COM CL A         747301109   1,656    119,134  SH        SOLE                   119,134
TRW AUTOMOTIVE HLDGS CORP    COM              87264S106   3,795     81,710  SH        SOLE                    81,710
TYCO INTERNATIONAL LTD       SHS              H89128104  11,762    210,320  SH        SOLE                   210,320
UNITED TECHNOLOGIES CORP     COM              913017109   1,617     19,500  SH        SOLE                    19,500
VERIZON COMMUNICATIONS INC   COM              92343V104   1,509     40,000  SH        SOLE                    40,000
XYLEM INC                    COM              98419M100   7,066    254,624  SH        SOLE                   254,624



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